Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term Purchase Commitment [Line Items]
Operating Leases, Rent Expense	¥ 12,103	$ 1,855	¥ 9,435	¥ 8,689
Capital Addition [Member] | Leasehold Improvements [Member]
Long-term Purchase Commitment [Line Items]
Capital expenditure commitment	¥ 1,540	$ 236